Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory and Agency Capital Requirements

Note 26: Regulatory and Agency Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal bank regulatory agencies. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
The following table presents regulatory capital information for Wells Fargo & Company and the Bank. Information presented for December 31, 2014, reflects the transition to Basel III capital requirements from previous regulatory capital adequacy guidelines under Basel I effective in 2013. Among other matters, Basel III revises the definition of capital, and changes are being phased-in effective January 1, 2014, through the end of 2021, with regulatory capital ratios determined using Basel III (General Approach) risk-weighted assets during 2014. Under the Basel III (General Approach), at December 31, 2014, the Company’s Common Equity Tier 1 capital was $137.1 billion, or 11.04% of risk-weighted assets, and the Bank’s Common Equity Tier 1 capital was $119.9 billion, or 10.49% of risk-weighted assets.
We do not consolidate our wholly-owned trust (the Trust) formed solely to issue trust preferred and preferred purchase securities (the Securities). Securities issued by the Trust includable in Tier 2 capital were $2.1 billion at December 31, 2014. Under the new Basel III capital requirements, our remaining trust preferred and preferred purchase securities will begin amortizing in 2016 and will no longer count as Tier 2 capital in 2022.
The Bank is an approved seller/servicer of mortgage loans and is required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2014, the Bank met these requirements. Other subsidiaries, including the Company’s insurance and broker-dealer subsidiaries, are also subject to various minimum capital levels, as defined by applicable industry regulations. The minimum capital levels for these subsidiaries, and related restrictions, are not significant to our consolidated operations.

	Wells Fargo & Company		Wells Fargo Bank, N.A.
	Under		Under
	Basel III		Basel III
	(General	Under	(General	Under
	Approach)	Basel I	Approach)	Basel I	Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2014	2013	2014	2013	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$154.7	140.7	119.9	110.0
Total	192.9	176.2	144.0	136.4
Assets:
Risk-weighted	$1,242.5	1,141.5	1,142.5	1,057.3
Adjusted average (2)	1,637.0	1,466.7	1,487.6	1,324.0
Capital ratios:
Tier 1 capital	12.45%	12.33	10.49	10.40	6.00	4.00
Total capital	15.53	15.43	12.61	12.90	10.00	8.00
Tier 1 leverage (2)	9.45	9.60	8.06	8.31	5.00	4.00

(1)	As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

(2)
The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.